UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.4%
Alabama — 0.3%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$561,410
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	565,630
Lower Alabama Gas Dist. Rev., Ser. A	5.000%		09/01/46	1,000	1,298,560

					2,425,600

Alaska
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 06/07/16)	0.360	%(c)	10/01/25	1,000	1,000,000

Arizona — 3.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%		01/01/38	2,500	2,668,475
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,253,720
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%		07/01/39	5,000	5,545,350
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,193,020
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%		01/01/39	5,000	5,472,450
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	1,910	2,337,019
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,831,053

					24,301,087

California — 14.7%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,870,710
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100%		06/01/28	1,250	1,252,763
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,125,710
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000%		08/15/54	1,000	1,178,210
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,305,260
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,206,570
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,410,313
California St., GO	5.000%		03/01/45	3,000	3,580,830
California St., GO	5.250%		11/01/40	1,250	1,475,400
California St., GO, Rfdg.	5.000%		08/01/45	500	600,910
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,264,420
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,970,077
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,465,012
California St., Var. Purp., GO	5.000%		04/01/42	7,000	8,183,000
California St., Var. Purp., GO	5.000%		10/01/44	2,500	3,002,850
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,510,850
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,149,320
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,777,770
California St., Var. Purp., GO	6.000%		04/01/38	3,500	3,995,005
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,340,200
California St., Var. Purp., GO, Rfdg.	5.000%		09/01/45	1,000	1,223,770
California St., Infra. & Econ. Dev. Bank Rev., Walt Dis. Fam. Musm. (Pre-refunded date 02/01/18)(a)	5.250%		02/01/38	3,000	3,226,020
California St. Univ. Rev., Ser. A, Rfdg.	5.000%		11/01/37	1,250	1,470,600
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,351,790
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,601,080

Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%	08/01/40	1,250	1,448,712
Golden St. Tob. Secur. Corp., Rev., Asset-Bkd., Ser. A-1, Rfdg.	4.500%	06/01/27	2,070	2,086,208
Golden St. Tob. Secur. Corp., Rev., Enhanced Asset-Bkd., Ser. A, Rfdg., AMBAC, CABS (Converted to 4.600% on 06/01/10)	4.600%	06/01/23	2,000	2,131,120
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	1,140	1,407,284
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%	11/15/19	1,000	1,113,300
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/37	1,000	1,316,180
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/38	2,500	2,877,775
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys., Ser. B	5.000%	07/01/34	2,500	3,003,975
M-S-R Energy Auth. Rev., Ser. A	6.500%	11/01/39	2,000	2,876,000
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	6.199%(b)	08/01/25	2,000	1,580,460
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%	05/01/33	1,750	1,991,255
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%	11/01/45	1,000	1,209,830
San Diego Cmnty. College Dist., Election 2006, GO	5.000%	08/01/41	1,500	1,746,510
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%	07/01/43	2,000	2,256,220
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250%	05/01/33	1,000	1,172,270
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000%	05/01/28	1,635	1,895,701
San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, Rfdg., AMT	5.000%	05/01/44	2,000	2,281,480
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%	01/01/29	1,000	1,115,880
University Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750%	05/15/34	750	857,333
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO (Pre-refunded date 08/01/18)(a)	5.500%	08/01/33	2,000	2,206,040
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000%	01/01/34	800	973,632

				101,085,605

Colorado — 2.8%
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%	09/01/34	1,500	1,586,730
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000%	01/15/45	2,500	2,643,200
Colorado Hlth. Facs. Auth. Rev., Valley View Hosp. Assoc. Proj.	5.000%	05/15/45	1,000	1,155,190
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%	11/15/25	10,000	10,204,400
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%	11/15/22	1,000	1,178,220
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(a)	5.000%	06/01/27	1,500	1,680,840
University Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(a)	5.375%	06/01/32	1,000	1,130,990

				19,579,570

Connecticut — 0.8%
Connecticut St., Ser. A, GO	4.000%	03/15/36	2,500	2,706,200
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%	09/01/28	1,000	1,120,610
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,412,238

				5,239,048

District of Columbia — 3.9%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(a)	5.750%	10/01/39	5,000	5,664,800
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000%	06/01/46	1,385	1,542,932
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	600	691,494

Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/43	850	991,542
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/48	725	840,775
Dist. of Columbia, Ser. E, BHAC, GO	5.000%	06/01/28	5,000	5,366,900
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A (Pre-refunded date 10/01/18)(a)	5.500%	10/01/39	2,000	2,215,860
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/31	2,500	2,871,800
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000%	10/01/44	1,000	1,146,460
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,081,510
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,430,380
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,154,170

				26,998,623

Florida — 10.2%
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000%	10/01/45	3,000	3,456,150
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,720,620
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,044,230
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,391,450
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,189,640
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,163,300
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	583,550
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,198,410
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,678,767
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,353,434
Halifax Hosp. Med. Ctr. Rev., Rfdg.	4.000%	06/01/46	1,000	1,035,040
Halifax Hosp. Med. Ctr. Rev., Rfdg.	5.000%	06/01/35	1,000	1,147,380
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.	5.550%	05/01/36	180	179,075
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,809,636
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rdfg., AGM	5.000%	02/01/44	1,500	1,737,420
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500%	10/01/24	2,665	2,927,689
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,795,150
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250%	10/01/26	5,000	5,253,500
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	6,138,000
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000%	10/01/40	1,000	1,137,280
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,713,555
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000%	10/01/44	1,000	1,182,390
Orlando Util. Commn. Sys. Rev., Ser. A (Pre-refunded date 04/01/19)(a)	5.250%	10/01/39	5,000	5,601,050
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,108,554
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,382,594
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	579,825
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	820,605
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,817,725
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	3,925,800
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,475,050

				70,546,869

Georgia — 2.4%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev. Rfdg., (Pre-refunded date 01/01/19)(a)	5.625%	01/01/33	2,000	2,240,760
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,943,615
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	559,785
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	796,875
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,662,375
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,602,050
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	1,500	1,715,865

				16,521,325

Guam — 0.1%
Territory of Guam Rev., Ser. D., Rfdg.	5.000%	11/15/39	750	866,670

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,121,530
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	567,060
Hawaii St. Airports Sys. Rev., Ser. A, AMT	5.000%	07/01/45	1,000	1,148,530
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,971,550

				5,808,670

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(a)	6.250%	12/01/33	1,000	1,133,560

Illinois — 10.5%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000%	12/01/31	2,500	2,192,625
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%	01/01/41	1,000	1,211,750
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,235,780
Chicago Rfdg., Rmkt., GO	5.000%	01/01/19	750	777,533
Chicago Rfdg., Ser. C., GO	5.000%	01/01/26	1,000	1,012,110
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%	01/01/29	5,000	5,386,600
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,096,820
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000%	01/01/39	2,000	2,241,180
Chicago Waterworks Rev., 2nd Lien, Rdfg.	5.000%	11/01/32	1,295	1,453,158
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000%	11/01/30	1,000	1,182,020
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(a)	5.375%	04/01/44	940	1,055,996
Illinois Fin. Auth. Rev., Advocate Healthcare, Unrefunded, Ser. B, Rfdg.	5.375%	04/01/44	1,060	1,159,884
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%	11/01/39	2,000	2,224,800
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,712,025
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,000	1,157,330
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,707,705
Illinois Fin. Auth. Rev., Unitypoint Hlth., Ser. D	4.000%	02/15/46	1,500	1,572,525
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(a)	6.250%	07/01/38	5,000	5,559,650
Illinois St., GO	5.000%	05/01/39	1,000	1,064,460
Illinois St., GO	5.250%	02/01/29	2,000	2,214,560
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%	06/15/20	2,000	2,286,360

Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%	01/01/23	3,000	3,255,480
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%	01/01/38	3,125	3,572,000
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000%	01/01/40	4,000	4,720,360
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%	01/01/39	2,000	2,336,920
Illinois St. Toll Hwy. Auth. Rev., Sr. Ser. B	5.000%	01/01/41	3,000	3,562,650
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.908%(b)	12/15/34	10,000	4,851,300
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	5.925%(b)	06/15/37	7,500	3,199,800
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%	06/01/28	1,250	1,488,975
Regl. Trans. Auth. Rev., Ser. A	4.000%	06/01/37	3,605	3,872,527
Springfield Elec. Rev., Sr. Lien, Rdfg.	4.000%	03/01/40	1,000	1,066,100

				72,430,983

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., Franciscan Alliance, Inc., Ser. A	4.000%	11/01/51	2,500	2,566,700
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%	01/01/38	1,000	1,123,840

				3,690,540

Kansas — 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,148,420
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000%	09/01/45	2,170	2,527,725

				3,676,145

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	4,034,835
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	561,180
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%	09/01/39	540	600,496

				5,196,511

Louisiana — 2.0%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A (Pre-refunded date 04/01/19)(a)	5.375%	04/01/31	1,000	1,123,700
Louisiana Pub. Facs. Auth. Rev., Entergy Louisiana, Ser. B, Rfdg.	3.500%	06/01/30	2,000	2,063,920
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(a)	6.750%	07/01/39	1,000	1,172,810
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Foundation, Rfdg.	5.000%	05/15/47	750	870,465
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/39	2,000	2,315,920
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%	06/01/26	2,000	2,220,460
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%	06/15/34	1,250	1,500,462
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	574,960
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%(c)	12/01/40	1,500	1,639,335

				13,482,032

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	2,000	2,244,140
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	400	475,684

				2,719,824

Massachusetts — 3.5%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	1,779,276
Massachusetts Bay Trans. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 07/01/18)(a)	5.250%	07/01/34	575	627,503
Massachusetts Bay Trans. Auth. Rev., Unrefunded Assmt., Ser. A, Rfdg.	5.250%	07/01/34	1,425	1,549,859
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,717,550
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%	11/15/36	3,500	3,908,975
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,971,130
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,132,410
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,175,200

				23,861,903

Michigan — 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	871,088
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare (Pre-refunded dated 05/15/18)(a)	5.750%	05/15/38	1,000	1,095,240
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(a)	6.000%	08/01/39	2,000	2,315,760
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	1,624,170
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,696,290

				7,602,548

Minnesota — 0.2%
St. Cloud MN. Hlth. Ctr. Rev., Centracare Hlth., Ser. A, Rfdg.	5.000%	05/01/46	1,000	1,182,670

Missouri — 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	4,072,075

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,355,680

New Jersey — 5.2%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%	02/15/42	1,500	1,775,925
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	3,138,941
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,891,425
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%	07/01/41	500	601,295
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated, Rfdg.	4.000%	07/01/41	1,500	1,590,150

New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Rfdg.	5.000%	07/01/39	1,000	1,178,610
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,184,350
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,245,300
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,175,860
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,470,220
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,436,260
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,301,260
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	1,113,620
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	5,330	5,417,945
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	3,029,340

				35,550,501

New York — 7.3%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	750	864,083
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC (Pre-refunded date 05/01/19)(a)	5.500%	05/01/33	2,000	2,261,760
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(a)	6.000%	05/01/33	1,000	1,145,230
Metropolitan Trans. Auth. Rev., Ser. D	5.250%	11/15/40	2,000	2,319,040
Metropolitan Trans. Auth. Rev., Trans., Ser. C (Pre-refunded date 11/15/18)(a)	6.500%	11/15/28	1,865	2,118,323
Metropolitan Trans. Auth. Rev., Unrefunded Trans., Ser. C	6.500%	11/15/28	635	723,163
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,303,720
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,229,700
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,654,935
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,519,810
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%	11/01/38	3,000	3,483,750
New York City Wtr. & Swr. Sys. Rev., Fiscal 2009, Ser. A (Pre-refunded date 06/15/18)(a)	5.750%	06/15/40	235	258,545
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750%	06/15/40	765	841,469
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,094,575
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,925,635
New York St. Dorm. Auth. Rev., NYU Hosp. Ctr. Rfdg.	4.000%	07/01/40	1,250	1,354,650
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,418,864
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,358,220
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(a)	5.500%	10/15/23	3,750	4,712,662
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	4.000%	07/01/41	1,000	1,034,200
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	4.000%	07/01/46	1,000	1,028,520
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.000%	07/01/46	1,000	1,122,740
New York Trans. Dev. Corp. Rev., Laguardia Arpt. Term B, AMT	5.250%	01/01/50	1,000	1,139,620

Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	568,750
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	3,097,166

				50,579,130

North Carolina — 1.0%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC, ETM(a)	6.000%	01/01/18	1,000	1,081,970
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.400%	01/01/21	675	765,484
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(a)	6.500%	01/01/18	2,635	2,871,702
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%	01/01/18	1,005	1,095,279
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(a)	6.000%	01/01/26	650	816,796
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(a)	6.000%	01/01/19	270	291,195

				6,922,426

North Dakota — 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%	07/01/26	1,000	1,092,860

Ohio — 3.8%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	3,690	3,584,245
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	3,500	3,469,410
Franklin Cnty. Hosp. Facs. Rev.	4.125%	05/15/45	2,000	2,121,420
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%	11/01/45	2,000	2,140,920
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%	11/15/41	2,000	2,254,580
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/20	400	454,932
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,395,062
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%	12/01/34	400	474,224
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	6.048%(b)	12/01/19	1,720	1,640,295
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	909,068
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,088,806
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%	08/01/41	800	890,792
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%	10/01/20	620	688,386
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%	01/01/42	2,000	2,317,520
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(a)	5.000%	12/01/29	2,150	2,446,528

				25,876,188

Oklahoma — 0.6%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,677,870
Stillwater OK Util. Auth. Rev., Ser. A	5.000%	10/01/39	1,865	2,201,409

				3,879,279

Oregon — 0.6%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(a)	5.000%	11/15/33	3,500	3,913,805

Pennsylvania — 4.2%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%	12/01/41	2,700	3,104,055
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	2,000	2,239,320
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%	06/01/44	3,000	3,449,250
Lancaster Cnty. Hosp. Auth. Rev., Univ. of Penn. Hlth. Sys. Oblig., Rdg.	5.000%	08/15/42	1,000	1,182,380
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Hlth. Network	4.250%	07/01/45	1,000	1,071,580
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%	12/01/18	2,500	2,508,175
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%	09/01/45	2,500	2,886,325
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000%	12/01/38	1,000	1,183,650
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000%	12/01/40	1,500	1,747,950
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000%	12/01/45	7,000	8,162,420
Pennsylvania Tpke. Comm. Rev., Tpke. Sub., Rfdg.	5.000%	06/01/39	1,200	1,390,008

				28,925,113

Puerto Rico — 1.0%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%	07/01/37	1,260	839,576
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%	07/01/47	1,050	707,522
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500%	07/01/39	2,000	1,225,600
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	1.119%(c)	07/01/31	5,000	2,837,500
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%	08/01/42	2,885	1,168,742
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%	08/01/40	750	458,565

				7,237,505

Rhode Island — 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%	05/15/39	2,000	2,309,900
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%	06/01/40	400	442,076

				2,751,976

South Carolina — 1.4%
South Carolina Prt. Auth. Rev, AMT	4.000%	07/01/45	1,000	1,048,920
South Carolina Pub. Svc. Auth. Rev., Refunded, Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500%	01/01/38	2,300	2,570,181
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%	12/01/43	2,000	2,327,640
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750%	12/01/43	3,000	3,704,610
South Carolina Pub. Svc. Auth. Rev., Ser. A, Rfdg. (Pre-refunded date 01/01/19)(a)	5.500%	01/01/38	200	223,494

				9,874,845

South Dakota — 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%	06/01/27	1,000	1,147,250
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,600	1,788,992

				2,936,242

Tennessee — 1.0%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%	01/01/45	1,500	1,694,490
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	5.010%(b)	01/01/35	1,000	400,170
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%	07/01/25	1,000	1,139,380
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000%	07/01/46	1,000	1,167,200
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,166,350
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/25	1,080	1,284,552

				6,852,142

Texas — 7.5%
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%	11/15/29	2,000	2,267,120
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)	5.400%	10/01/29	1,000	17,490
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(d)	5.400%	05/01/29	1,500	26,235
Central Tex. Regl. Mobility Auth. Rev., Rfdg.	5.000%	01/01/46	500	581,835
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(a)	6.000%	01/01/41	1,000	1,211,930
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%	01/01/45	1,000	1,157,100
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,207,450
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%	08/15/39	1,000	1,190,110
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%	11/01/35	5,000	5,645,200
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	2,235,520
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%	10/01/39	1,500	1,698,390
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%	12/01/45	1,500	1,596,825
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%	11/01/36	3,000	3,509,040
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%	07/01/39	1,000	1,090,370
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/25	575	655,149
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/32	1,000	1,125,230
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	07/01/32	2,000	2,322,140
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(a)	5.250%	11/15/33	1,430	1,609,022
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250%	11/15/33	80	89,578
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%	05/15/28	2,000	2,167,400
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%	01/01/38	1,000	1,183,480
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	6.250%	01/01/39	1,500	1,683,105
North Tex. Twy. Auth. Rev., Ser. B, Rfdg.	5.000%	01/01/45	2,000	2,312,140
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%	09/01/41	1,000	1,182,140
North Tex. Twy. Auth. Rev., Sys. First Tier, Ser. A, Rfdg. (Pre-refunded 01/01/18)(a)	5.750%	01/01/40	690	743,171
North Tex. Twy. Auth. Rev., Unrefunded Sys. First Tier, Ser. A, Rfdg	5.750%	01/01/40	810	865,898
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(d)	6.150%	08/01/22	1,000	17,490
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%	11/15/36	1,500	1,629,600
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%	12/15/17	795	827,539
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	1.125%(c)	12/15/26	1,500	1,386,090
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%	06/30/40	2,500	2,989,900

Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%	06/30/43	500	619,120
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%	12/31/38	1,500	1,889,355
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%	12/01/23	2,500	2,817,750

				51,549,912

Utah — 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., AMBAC, ETM(a)	5.000%	07/01/17	5,000	5,233,250

Virginia — 0.6%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	2,319,440
Richmond Met. Auth. Expy. Rev., Rfdg., FGIC, NATL, ETM(a)	5.250%	07/15/17	1,670	1,715,307

				4,034,747

Washington — 3.3%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000%	02/01/28	3,000	3,010,980
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%	09/01/26	1,115	1,294,359
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%	02/01/24	2,500	2,896,650
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750%	12/01/35	625	707,250
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%	12/01/37	1,000	1,085,150
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	2,690	3,077,710
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%	07/01/30	1,115	1,277,165
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded date 10/01/16)(a)	5.000%	10/01/36	85	86,251
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	3,855,565
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(a)	5.625%	10/01/38	1,250	1,440,150
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/42	2,000	2,298,700
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(a)	6.250%	11/15/41	1,500	1,858,935

				22,888,865

Wisconsin — 0.7%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%	11/15/46	2,500	2,669,325
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%	05/01/33	2,000	2,266,440

				4,935,765

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	564,425

TOTAL INVESTMENTS — 100.5% (cost $632,889,116)(e)	692,376,514
Liabilities in excess of other assets — (0.5)%	(3,605,616)

NET ASSETS — 100.0%	$688,770,898

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PSFG	Permanent School Fund Guaranty
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at May 31, 2016.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$630,893,969

Appreciation	69,326,356
Depreciation	(7,843,811)

Net Unrealized Appreciation	$61,482,545

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,425,600	$—
Alaska	—	1,000,000	—
Arizona	—	24,301,087	—
California	—	101,085,605	—

Colorado	—	19,579,570	—
Connecticut	—	5,239,048	—
District of Columbia	—	26,998,623	—
Florida	—	70,546,869	—
Georgia	—	16,521,325	—
Guam	—	866,670	—
Hawaii	—	5,808,670	—
Idaho	—	1,133,560	—
Illinois	—	72,430,983	—
Indiana	—	3,690,540	—
Kansas	—	3,676,145	—
Kentucky	—	5,196,511	—
Louisiana	—	13,482,032	—
Maryland	—	2,719,824	—
Massachusetts	—	23,861,903	—
Michigan	—	7,602,548	—
Minnesota	—	1,182,670	—
Missouri	—	4,072,075	—
Nevada	—	3,355,680	—
New Jersey	—	35,550,501	—
New York	—	50,579,130	—
North Carolina	—	6,922,426	—
North Dakota	—	1,092,860	—
Ohio	—	25,876,188	—
Oklahoma	—	3,879,279	—
Oregon	—	3,913,805	—
Pennsylvania	—	28,925,113	—
Puerto Rico	—	7,237,505	—
Rhode Island	—	2,751,976	—
South Carolina	—	9,874,845	—
South Dakota	—	2,936,242	—
Tennessee	—	6,852,142	—
Texas	—	51,549,912	—
Utah	—	5,233,250	—
Virginia	—	4,034,747	—
Washington	—	22,888,865	—
Wisconsin	—	4,935,765	—
Wyoming	—	564,425	—

Total	$—	$692,376,514	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      July 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date      July 18, 2016

*	Print the name and title of each signing officer under his or her signature.